Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Noncontrolling Interests [Abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	Initial interest rate		30 June 2021	31 December 2020
	%	First call date	£m	£m
Santander UK plc issued:
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
PSA Finance UK Limited			180	162
			415	397